CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 30, 2019	Dec. 29, 2018	Mar. 31, 2018	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 19,008	$ 80,051	$ 60,404	$ 53,650	$ 21,291	$ 40,253
Accounts receivable, net	62,998	59,328		67,152
Inventory	164,299	145,423		175,098
Prepaid expenses and other current assets	20,069	12,211		7,134
Total current assets	266,374	297,013		303,034
Property and equipment, net	78,221	74,097		73,783
Goodwill	54,293	54,293		54,293
Intangible assets, net	90,036	80,019		74,302
Deferred income taxes	5,740	7,777		10,004
Deferred charges and other assets	1,122	1,014		1,011
Total assets	495,786	514,213		516,427
Current liabilities
Accounts payable	78,225	68,737		40,342
Accrued expenses and other current liabilities	44,583	53,022		45,862
Taxes payable	278	6,390		12,280
Accrued payroll and related costs	5,778	15,551		6,364
Current maturities of long‑term debt	43,638	43,638		47,050
Total current liabilities	172,502	187,338		151,898
Long-term debt, net of current portion	273,825	284,376		428,632
Other liabilities	13,988	13,528		12,128
Total liabilities	460,315	485,242		592,658
Commitments and contingencies (Note 7)
Stockholders' Equity
Common stock, par value $0.01; 600,000 shares authorized; 84,196 and 84,196 shares outstanding at March 30, 2019 and December 29, 2018, respectively	842	842		815
Additional paid-in capital	272,332	268,327		219,095
Accumulated deficit	(237,596)	(240,104)		(296,184)
Accumulated other comprehensive loss	(107)	(94)		43
Total stockholders’ equity (deficit)	35,471	28,971	$ (78,969)	(76,231)	$ (95,101)	$ 200,918
Total liabilities and stockholders’ equity	$ 495,786	$ 514,213		$ 516,427